Quarterly Results of Operations (Unaudited) (Schedule Of CY Quarterly Profit And Loss) (Detail) - Entity [Domain] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 1,715,797	$ 1,630,034	$ 1,630,154	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 6,318,533	$ 6,243,044	$ 6,246,884
Operating Expenses [Abstract]
Direct operating expenses	649,983	648,409	644,870	597,688	678,769	651,413	635,528	599,310	2,540,950	2,565,020	2,504,529
Selling, general and administrative expenses	419,800	427,259	418,928	414,636	420,012	408,684	408,399	401,833	1,680,623	1,638,928	1,660,289
Corporate expenses	87,227	78,202	82,197	72,705	67,812	89,574	75,328	80,800	320,331	313,514	293,207
Depreciation and amortization	186,100	175,865	174,062	174,871	191,582	177,330	179,734	182,182	710,898	730,828	729,285
Impairment charges	19,239	35	4,902	0	16,970	0	0	0	24,176	16,970	37,651
Other operating income, net	(5,678)	47,172	(1,628)	165	13,304	6,186	1,113	2,395	40,031	22,998	48,127
Operating income	347,770	347,436	303,567	82,813	332,526	266,707	320,221	81,328	1,081,586	1,000,782	1,070,050
Interest expense	437,261	432,616	440,605	431,114	418,014	438,404	407,508	385,525	1,741,596	1,649,451	1,549,023
Gain (loss) on marketable securities	0	0	0	0	(50)	31	130,898	0	0	130,879	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(29)	3,955	(16)	(13,326)	(91,291)	3,983	5,971	3,641	(9,416)	(77,696)	18,557
Gain (loss) on extinguishment of debt	12,912	(4,840)	(47,503)	(3,916)	(83,980)	0	0	(3,888)	(43,347)	(87,868)	(254,723)
Other income (expense), net	(7,211)	2,617	12,157	1,541	(4,591)	1,709	(18,098)	(1,000)	9,104	(21,980)	250
Income (loss) before income taxes	(83,819)	(83,448)	(172,400)	(364,002)	(265,400)	(165,974)	31,484	(305,444)	(703,669)	(705,334)	(719,469)
Income tax benefit (expense)	33,654	(24,376)	621	(68,388)	(36,833)	73,802	(11,477)	96,325	(58,489)	121,817	308,279
Consolidated net income (loss)	(50,165)	(107,824)	(171,779)	(432,390)	(302,233)	(92,172)	20,007	(209,119)	(762,158)	(583,517)	(411,190)
Less amount attributable to noncontrolling interest	17,923	7,028	14,852	(8,200)	6,994	9,683	12,805	(6,116)	31,603	23,366	13,289
Net income (loss) attributable to the Company	$ (68,088)	$ (114,852)	$ (186,631)	$ (424,190)	$ (309,227)	$ (101,855)	$ 7,202	$ (203,003)	$ (793,761)	$ (606,883)	$ (424,479)
Net income (loss) to the Company per common share:
Basic	$ (0.81)	$ (1.37)	$ (2.22)	$ (5.06)	$ (3.70)	$ (1.22)	$ 0.09	$ (2.47)	$ (9.46)	$ (7.31)	$ (5.23)
Diluted	$ (0.81)	$ (1.37)	$ (2.22)	$ (5.06)	$ (3.70)	$ (1.22)	$ 0.09	$ (2.47)	$ (9.46)	$ (7.31)	$ (5.23)